UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

     Washington, D.C. 20549

 ________________________

FORM 10-D

________________________

     Asset-Backed Issuer Distribution Report Pursuant to Section 13 or 15(d) of The Securities Exchange Act of 1934

For the monthly distribution period from June 1, 2015 to June 30, 2015

Commission File Number:	Commission File Number:	Commission File Number:
333-141703-02	000-23108	033-54804

DISCOVER CARD	DISCOVER CARD	DISCOVER BANK
EXECUTION NOTE TRUST	MASTER TRUST I
(Exact name of the issuing entity in	(Exact name of the issuing entity in	(Exact name of the
respect of the Notes as specified in its	respect of the Series 2007-CC Collateral	sponsor and depositor
charter)	Certificate)	as specified in its charter)

Delaware	Delaware	Delaware
(State or jurisdiction of incorporation or	(State or jurisdiction of incorporation or	(State or jurisdiction of incorporation or
organization of the issuing entity)	organization of the issuing entity)	organization of the sponsor and depositor)

c/o Wilmington Trust Company	c/o Discover Bank	12 Read’s Way
Rodney Square North	12 Read’s Way	New Castle, Delaware
1100 North Market Street	New Castle, Delaware	19720
Wilmington, Delaware	19720
19890-0001
(Address of principal executive offices	(Address of principal executive offices	(Address of principal executive offices
of the issuing entity)	of the issuing entity)	of the sponsor and depositor)

51-0020270
(IRS Employer Identification
No. of the sponsor and
depositor)

(302) 323-7315
(Telephone Number, including area code)

Registered/reporting pursuant to (check one)

Section 12(b) Section 12(g)	Section 15(d)	Name of Exchange
Title of Class		(If Section 12(b))
DiscoverSeries Class A Notes	[x]
DiscoverSeries Class B Notes	[x]
DiscoverSeries Class C Notes	[x]

Credit Card Pass -Through Certificates           [x]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No

PART I DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

The interest of Discover Card Execution Note Trust (the "Note Issuance Trust") in credit card receivables is held solely in the form of an interest in a collateral certificate issued by Discover Card Master Trust I (the "Master Trust"). No assets securitized by Discover Bank, the depositor, and held by the Master Trust were the subject of a demand to repurchase or replace for breach of representations and warranties during the monthly distribution period from June 1, 2015 to June 30, 2015. Discover Bank filed its most recent Form ABS-15G on February 2, 2015. The CIK number of Discover Bank is 0000894327.

Monthly Performance Data

The information required by Item 1121 of Regulation AB is provided in the reports attached hereto as Exhibits 99.1 and 99.2.

Of the accounts designated to the Master Trust, all have been originated at least 60 months prior to the date of this report. Seasoned accounts in general perform differently than newly originated or less seasoned accounts, typically with lower charge-off rates and higher payment rates. The aggregate Discover card portfolio represents all accounts originated by Discover Bank including those accounts not designated to the Master Trust and accordingly, the performance of the Discover card portfolio may differ materially from the performance of the Master Trust, and through the collateral certificate, the Note Issuance Trust.

PART II OTHER INFORMATION

Item 8. Other Information

Class A(2010-D) Notes. On June 12, 2015, the Note Issuance Trust, as Issuer of the Class A(2010-D) Notes (the “Class A(2010-D) Notes”), Discover Bank, as Depositor, Beneficiary, and Calculation Agent for the Note Issuance Trust, and the committed purchaser and purchaser of the Class A(2010-D) Notes and their agent agreed to (i) extend the existing termination date for the note purchase commitments to April 30, 2018, (ii) extend the existing liquidation commencement date of the Class A(2010-D) Notes to May 1, 2018, (iii) extend the existing expected maturity date of the Class A(2010-D) Notes to June 15, 2018, (iv) extend the existing expected principal payment date of the Class A(2010-D) Notes to June 15, 2018 and (v) extend the existing legal maturity date of the Class A(2010-D) Notes to December 15, 2020. In connection with any increase in the outstanding dollar principal amount of the Class A(2010-D) Notes, an interim expected maturity date and interim liquidation commencement date may be specified.

Class A(2015-A) Notes. On June 19, 2015, the Note Issuance Trust sold the DiscoverSeries Class A(2015-A) Notes (the “Class A(2015-A) Notes”) in reliance upon the exemption contained in Section 4(2) of the Securities Act of 1933, as amended. The initial principal amount of the Class A(2015-A) Notes was $0, which amount may be increased from time to time, up to a maximum principal amount of $1,000,000,000. The Class A(2015-A) Notes will be sold at par value for cash, with no applicable underwriting discounts or commissions. The Class A(2015-A) Notes have an expected maturity date of April 16, 2018, which may be extended from time to time. Interest to be paid on the Class A(2015-A) Notes will be a floating rate which will generally be related to the pass-through costs of the purchaser’s commercial paper program, plus a margin, but may be based on LIBOR, the federal funds effective rate or the prime rate. In connection with this issuance, the investor interest in receivables represented by the collateral certificate issued by the Master Trust that secures the DiscoverSeries Notes will be increased to the outstanding principal amount of the Class A(2015-A) Notes any time there is an increase in the principal amount of the Class A(2015-A) Notes. The Note Issuance Trust will pay the net proceeds from the issuance to Discover Bank in exchange for the increase in the investor interest in receivables represented by the collateral certificate. In connection with the issuance of the Class A(2015-A) Notes, the DiscoverSeries Class A(2010-A) Notes were cancelled.

No Approval or Notification of Certain Events

The approval of, or notification to, outstanding certificateholders of the Master Trust, if any, or noteholders of the Note Issuance Trust is not required in connection with a new issuance of certificates or notes. Discover Bank, pursuant to the Second Amended and Restated Pooling and Servicing Agreement, dated as of June 4, 2010, as amended (the “Pooling and Servicing Agreement”), by and between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee, may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of outstanding series, if any, by issuing additional certificates, subject to certain requirements, including a requirement for rating agency consent or confirmation. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and agree to increase the investor interest in receivables represented by the collateral certificate issued with respect to the Note Issuance Trust by a corresponding amount.

Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates, the receivables in which are to be added to the Master Trust, or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts, the receivables in which are to be added to the Master Trust, if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for Series 2007-CC and any other series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates or notes.

Item 9.	Exhibits

Exhibit No.	Description

99.1	Series 2007-CC Monthly Statement.
99.2	DiscoverSeries Monthly Statement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK
(Depositor)

/s/ Michael F. Rickert
Michael F. Rickert
Vice President, Chief Financial Officer
and Assistant Treasurer

Date: July 15, 2015

Exhibit Index

Exhibit No.	Description
99.1	Series 2007-CC Monthly Statement.
99.2	DiscoverSeries Monthly Statement.

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